Employees' Stock Option Plans (ESOP) - Summary of Stock Option Grant (Details) - shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	6,601,609	4,414,790	5,644,446
2015 Plan | RSU and ESOP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	3,854,176	4,340,700	5,544,366
2015 Plan | Incentive Units Cash Settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	656,140	74,090	100,080
2015 Plan | KMPs | RSU and ESOP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	506,526	696,480	2,199,146
2015 Plan | KMPs | Incentive Units Cash Settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	180,400
2015 Plan | Employees Other Than KMPs | RSU and ESOP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	3,347,650	3,644,220	3,345,220
2015 Plan | Other Employees | Incentive Units Cash Settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	475,740	74,090	100,080
2019 Plan | RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	2,091,293
2019 Plan | KMPs | RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	352,793
2019 Plan | Employees Other Than KMPs | RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	1,738,500